Significant Accounting Policies - Additional information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) Segment $ / shares	Mar. 31, 2018 $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share | $ / shares	$ 0.0005	$ 0.0005
Explanation of how timing of satisfaction of performance obligations relates to typical timing of payment	advertising revenue, fees for facilitating access its internet based platforms to travel insurance companies and brand alliance fees is being recognized as the services are being performed as per the terms of the contracts with respective supplier. Payments from these parties are generally due within 60 days of invoicing
Credit risk and default of payment in financial asset	60 days
Number of reportable segments | Segment	3
Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Lease liabilities	$ 22,000
Right-of-use assets	19,000
Top of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Lease liabilities	27,000
Right-of-use assets	$ 24,000
Ordinary Share [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share | $ / shares	$ 0.0005	0.0005
Class B Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share | $ / shares	$ 0.0005	$ 0.0005